Schedule of Investments (unaudited) December 31, 2019	iShares® Global Consumer Discretionary ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.4%
Aristocrat Leisure Ltd.	35,961	$851,137
Tabcorp Holdings Ltd.	121,730	387,632
Wesfarmers Ltd.	63,267	1,841,205

		3,079,974

Canada — 1.5%
Canadian Tire Corp. Ltd., Class A, NVS	3,534	380,857
Dollarama Inc.	16,240	558,929
Gildan Activewear Inc.	11,194	331,396
Magna International Inc.	16,301	895,031
Restaurant Brands International Inc.	16,693	1,065,623

		3,231,836

China — 1.2%
Meituan Dianping, Class B(a)	196,100	2,564,567

Denmark — 0.1%
Pandora A/S	5,531	240,782

France — 7.9%
Accor SA	9,971	467,285
Cie. Generale des Etablissements Michelin SCA	10,115	1,238,730
EssilorLuxottica SA	15,810	2,410,004
Hermes International	1,928	1,441,776
Kering SA	4,050	2,660,391
LVMH Moet Hennessy Louis Vuitton SE	14,752	6,858,785
Peugeot SA	31,479	752,639
Renault SA	11,557	547,190
Sodexo SA	4,738	561,889
Valeo SA	13,314	469,421

		17,408,110

Germany — 4.3%
adidas AG	10,035	3,264,389
Bayerische Motoren Werke AG	17,902	1,469,747
Continental AG	6,126	792,578
Daimler AG, Registered	48,978	2,714,253
Delivery Hero SE(a)(b)	7,140	565,514
TUI AG	24,244	306,334
Volkswagen AG	1,795	349,079

		9,461,894

Hong Kong — 0.8%
Galaxy Entertainment Group Ltd.	148,000	1,090,274
Sands China Ltd.	140,400	750,489

		1,840,763

Ireland — 0.2%
Flutter Entertainment PLC	4,233	514,829

Italy — 1.1%
Ferrari NV	7,043	1,169,262
Fiat Chrysler Automobiles NV	60,360	893,947
Moncler SpA	10,035	451,360

		2,514,569

Japan — 16.2%
Aisin Seiki Co. Ltd.	10,200	382,001
Bandai Namco Holdings Inc.	12,400	756,608
Bridgestone Corp.	36,800	1,378,201
Denso Corp.	28,500	1,302,333
Fast Retailing Co. Ltd.	3,500	2,093,398
Honda Motor Co. Ltd.	97,743	2,787,261
Isuzu Motors Ltd.	35,400	423,139

Security	Shares	Value

Japan (continued)
Koito Manufacturing Co. Ltd.	7,500	$351,967
Mazda Motor Corp.	34,000	293,462
Nikon Corp.	21,400	264,657
Nissan Motor Co. Ltd.	133,000	778,480
Nitori Holdings Co. Ltd.	4,700	744,950
Oriental Land Co. Ltd./Japan	12,400	1,697,833
Pan Pacific International Holdings Corp.	32,900	548,258
Panasonic Corp.	128,300	1,215,411
Rakuten Inc.(a)	45,500	391,465
Ryohin Keikaku Co. Ltd.	14,600	343,387
Sekisui House Ltd.	34,300	736,499
Shimano Inc.	4,800	784,872
Sony Corp.	69,100	4,705,858
Subaru Corp.	35,388	883,601
Sumitomo Electric Industries Ltd.	45,600	693,179
Suzuki Motor Corp.	25,500	1,071,622
Toyota Industries Corp.	11,700	681,491
Toyota Motor Corp.	142,300	10,100,779
Yamaha Motor Co. Ltd.	18,013	365,150

		35,775,862

Netherlands — 0.8%
Prosus NV(a)	22,837	1,705,465

South Korea — 0.2%
Hyundai Motor Co., GDR	7,549	393,296

Spain — 0.9%
Industria de Diseno Textil SA	58,438	2,063,014

Sweden — 0.5%
Electrolux AB, Series B	14,396	353,554
Hennes & Mauritz AB, Class B	42,405	862,863

		1,216,417

Switzerland — 1.3%
Cie. Financiere Richemont SA, Registered	28,547	2,242,252
Swatch Group AG (The), Bearer	1,788	498,539
Swatch Group AG (The), Registered	3,379	178,485

		2,919,276

United Kingdom — 4.8%
Aptiv PLC	14,252	1,353,512
Barratt Developments PLC	56,315	556,988
Berkeley Group Holdings PLC	7,356	473,503
Burberry Group PLC	22,734	664,077
Capri Holdings Ltd.(a)	8,130	310,159
Carnival PLC	10,347	499,490
Compass Group PLC	87,375	2,187,677
GVC Holdings PLC	31,694	371,246
InterContinental Hotels Group PLC	10,361	714,837
Kingfisher PLC	114,796	330,005
Marks & Spencer Group PLC	106,797	302,059
Next PLC	7,344	682,779
Ocado Group PLC(a)	32,218	545,888
Persimmon PLC	17,588	627,927
Taylor Wimpey PLC	185,443	475,118
Whitbread PLC	7,449	478,207

		10,573,472

United States — 55.0%
Advance Auto Parts Inc.	3,788	606,686
Amazon.com Inc.(a)	12,278	22,687,779
AutoZone Inc.(a)	1,289	1,535,599

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Global Consumer Discretionary ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Best Buy Co. Inc.	12,360	$1,085,208
Booking Holdings Inc.(a)	2,284	4,690,719
BorgWarner Inc.	11,808	512,231
CarMax Inc.(a)	8,895	779,825
Carnival Corp.	21,839	1,110,076
Chipotle Mexican Grill Inc.(a)	1,363	1,140,981
Darden Restaurants Inc.	6,557	714,779
Dollar General Corp.	13,850	2,160,323
Dollar Tree Inc.(a)	12,941	1,217,101
DR Horton Inc.	18,054	952,348
eBay Inc.	41,335	1,492,607
Expedia Group Inc.	7,609	822,837
Ford Motor Co.	212,961	1,980,537
Gap Inc. (The)	12,270	216,934
Garmin Ltd.	7,913	771,992
General Motors Co.	69,055	2,527,413
Genuine Parts Co.	8,029	852,921
H&R Block Inc.	10,255	240,787
Hanesbrands Inc.	19,955	296,332
Harley-Davidson Inc.	8,977	333,855
Hasbro Inc.	6,937	732,617
Hilton Worldwide Holdings Inc.	15,447	1,713,227
Home Depot Inc. (The)	59,457	12,984,220
Kohl’s Corp.	8,616	438,985
L Brands Inc.	12,886	233,494
Las Vegas Sands Corp.	18,731	1,293,188
Leggett & Platt Inc.	7,217	366,840
Lennar Corp., Class A	15,098	842,317
LKQ Corp.(a)	16,940	604,758
Lowe’s Companies Inc.	41,793	5,005,130
Macy’s Inc.	17,322	294,474
Marriott International Inc./MD, Class A	14,821	2,244,344
McDonald’s Corp.	41,011	8,104,184
MGM Resorts International	28,028	932,492
Mohawk Industries Inc.(a)	3,220	439,144
Newell Brands Inc.	20,429	392,645
NIKE Inc., Class B	67,868	6,875,707
Nordstrom Inc.	5,783	236,698
Norwegian Cruise Line Holdings Ltd.(a)	11,655	680,769
NVR Inc.(a)	187	712,173
O’Reilly Automotive Inc.(a)	4,104	1,798,619
PulteGroup Inc.	13,658	529,930
PVH Corp.	4,063	427,224
Ralph Lauren Corp.	2,769	324,582
Ross Stores Inc.	19,624	2,284,626
Royal Caribbean Cruises Ltd.	9,384	1,252,858
Starbucks Corp.	64,306	5,653,783
Tapestry Inc.	14,980	404,011
Target Corp.	27,628	3,542,186
Tiffany & Co.	5,881	785,996
TJX Companies Inc. (The)	65,687	4,010,848
Tractor Supply Co.	6,341	592,503

Security	Shares	Value

United States (continued)
Ulta Salon Cosmetics & Fragrance Inc.(a)(c)	3,126	$791,316
Under Armour Inc., Class A(a)	10,741	232,006
Under Armour Inc., Class C, NVS(a)	9,883	189,556
VF Corp.	17,879	1,781,821
Whirlpool Corp.	3,493	515,322
Wynn Resorts Ltd.	5,303	736,428
Yum! Brands Inc.	16,465	1,658,519

		121,369,410

Total Common Stocks — 98.2% (Cost: $215,638,590)		216,873,536

Preferred Stocks

Germany — 1.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	3,118	192,673
Porsche Automobil Holding SE, Preference Shares, NVS	8,786	657,222
Volkswagen AG, Preference Shares, NVS	10,094	1,996,889

		2,846,784

South Korea — 0.2%
Hyundai Motor Co., Preference Shares, GDR, NVS(c)(d)	14,828	455,219

Total Preferred Stocks — 1.5% (Cost: $4,174,942)		3,302,003

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(e)(f)(g)	913,231	913,597
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(e)(f)	337,890	337,890

		1,251,487

Total Short-Term Investments — 0.6% (Cost: $1,251,456)		1,251,487

Total Investments in Securities — 100.3% (Cost: $221,064,988)		221,427,026

Other Assets, Less Liabilities — (0.3)%		(575,266)

Net Assets — 100.0%		$220,851,760

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Global Consumer Discretionary ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,140,835	(1,227,604)	913,231	$913,597	$12,759	(a)	$(89)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	202,980	134,910	337,890	337,890	3,876		—	—

				$1,251,487	$16,635		$(89)	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Consumer Staples Index	3	03/20/20	$381	$1,193
Euro STOXX 50 Index	2	03/20/20	84	(188)
TOPIX Index	1	03/12/20	158	88

				$1,093

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$216,480,240	$393,296	$—	$216,873,536
Preferred Stocks	3,302,003	—	—	3,302,003
Money Market Funds	1,251,487	—	—	1,251,487

	$221,033,730	$393,296	$—	$221,427,026

Derivative financial instruments(a)
Assets
Futures Contracts	$1,281	$—	$—	$1,281
Liabilities
Futures Contracts	(188)	—	—	(188)

	$1,093	$—	$—	$1,093

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

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